REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Components of revenue
Revenue includes the following components:

	For the Years Ended December 31,
	2020	2019
Revenue - Spot sales	265,593	194,626
Cash payment proceeds	6,197	4,610
Deferred revenue recognized	8,662	10,220
Variable consideration adjustment	(7,971)	(5,636)
Revenue - Streaming Agreement	6,888	9,193
Total revenue	272,481	203,820